Consolidated Balance Sheets (Photomedex, Inc) (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 123,109	$ 118,653
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	28,343,007	28,027,012
Common stock, outstanding	28,343,007	28,027,012
Photomedex, Inc. [Member]
Accounts receivable, allowance for doubtful accounts	$ 1,192,000	$ 14,959,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	50,000,000	50,000,000
Common stock, issued	4,361,094	4,398,344
Common stock, outstanding	4,361,094	4,398,344